Schedule of Financial Assets measured in Fair Value (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments in investees	₪ 2,230	₪ 1,975
Investment in XTL stocks	250	134
Total assets	2,480	2,109
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	83	53
Investment in XTL stocks	250	134
Total assets	333	187
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees
Investment in XTL stocks
Total assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	2,147	1,922
Investment in XTL stocks
Total assets	₪ 2,147	₪ 1,922